Investment Objectives and Goals	Jan. 07, 2026
T-REX 2X Long Trump Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X Long Trump Daily Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of $TRUMP. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

T-REX 2X Long LTC Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X Long LTC Daily Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of LTC. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

T-REX 2X Long DOGE Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X Long DOGE Daily Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DOGE. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

T-REX 2X Long Bonk Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X Long Bonk Daily Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Bonk. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

T-REX 2X Long BNB Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X Long BNB Daily Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BNB. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

T-REX 2X Long ADA Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X Long ADA Daily Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ADA. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

T-REX 2X Long LINK Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X Long LINK Daily Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of LINK. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

T-REX 2X Long SUI Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X Long SUI Daily Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SUI. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.